Goodwill (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill
Schedule of goodwill
Retail and Mail Order Pharmacy
At December 31, 2023	$3,102
Effects of movements in exchange rates	273
At December 31, 2024	$3,375
Additions	565
Effects of movements in exchange rates	(6)
At March 31, 2025	$3,934